CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Translation adjustment, including Euro Notes in 2011 and other instruments, income taxes	$ 905	$ 8,034	$ 10,986
Unrealized (losses) gains on available-for-sale securities, income taxes	0	0	0
Change in fair value of cash flow hedging derivatives, income taxes	$ (491)	$ 1,342	$ (515)